Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Cash and Cash Equivalents [Line Items]
Total cash and cash equivalents	$ 46,798	$ 22,380	$ 15,503	$ 58,498
Cash and cash equivalent [Member]
Schedule of Cash and Cash Equivalents [Line Items]
Total cash and cash equivalents	$ 46,798	$ 22,380